Other Expenses (Income), Net (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Other expenses	€ 1,302	€ 260
Other income	1,042	300	€ 2,500
Repayment of the submission fee		2,100
Top of Range [Member]
Statement Line Items [Line Items]
Other expenses	1,000	1,300
Bottom of Range [Member]
Statement Line Items [Line Items]
Other expenses	€ 332	€ 1,200